RETIREMENT BENEFIT OBLIGATIONS - Reconciliation of benefit obligations and pension assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (30)	$ (30)
Movement in pension benefit obligation and pension assets:
Current service cost	(12)	(12)
Past service credit	(1)	5
Administration costs and taxes	(3)	(2)
Costs recognised in Income statement	(16)	(9)
Actuarial gain due to liability experience	2	6
Actuarial gain/(loss) due to financial assumptions change	43	(130)
Actuarial gain due to demographic assumptions	25	7
Return on plan assets greater than discount rate	9	127
Re-measurement recognised in OCI	79	10	$ (14)
Employer contributions	14	8
Benefits paid directly by the Group	2	2
Net cash	16	10
Exchange rates	6	(11)
Amount recognised on the balance sheet	55	(30)	(30)
Amount recognised on the balance sheet - liability	(127)	(163)
Amount recognised on the balance sheet - asset	182	133
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(1,714)	(1,572)
Movement in pension benefit obligation and pension assets:
Current service cost	(12)	(12)
Past service credit	(1)	5
Settlements	1	7
Interest (expense)/income	(25)	(33)
Administration costs and taxes	(3)	(2)
Costs recognised in Income statement	(40)	(35)
Actuarial gain due to liability experience	2	6
Actuarial gain/(loss) due to financial assumptions change	43	(130)
Actuarial gain due to demographic assumptions	25	7
Re-measurement recognised in OCI	70	(117)
Employee contributions	(3)	(3)
Benefits paid directly by the Group	2	2
Benefits paid, taxes and administration costs paid from scheme assets	79	68
Net cash	78	67
Exchange rates	24	(57)
Amount recognised on the balance sheet	(1,582)	(1,714)	(1,572)
Amount recognised on the balance sheet - liability	(271)	(312)
Amount recognised on the balance sheet - asset	(1,311)	(1,402)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	1,684	1,542
Movement in pension benefit obligation and pension assets:
Settlements	(1)	(7)
Interest (expense)/income	25	33
Costs recognised in Income statement	24	26
Return on plan assets greater than discount rate	9	127
Re-measurement recognised in OCI	9	127
Employer contributions	14	8
Employee contributions	3	3
Benefits paid, taxes and administration costs paid from scheme assets	(79)	(68)
Net cash	(62)	(57)
Exchange rates	(18)	46
Amount recognised on the balance sheet	1,637	1,684	$ 1,542
Amount recognised on the balance sheet - liability	144	149
Amount recognised on the balance sheet - asset	1,493	1,535
Pension plans | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	82
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 137	82
Weighted average duration of defined benefit obligation	18 years
Pension plans | United Kingdom | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (881)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(819)	(881)
Pension plans | United Kingdom | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	963
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	956	963
Pension plans | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	47
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 40	47
Weighted average duration of defined benefit obligation	10 years
Pension plans | United States of America | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (494)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(463)	(494)
Pension plans | United States of America | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	541
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	503	541
Pension plans | Other Countries
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(159)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(122)	(159)
Pension plans | Other Countries | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(339)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(300)	(339)
Pension plans | Other Countries | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	180
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 178	$ 180